Shareholder Report, Average Annual Return (Details)		12 Months Ended	23 Months Ended
		Aug. 31, 2026	Aug. 31, 2026
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	7.31%	9.75%	[2]
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	12.85%	13.17%	[3]
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class F-1
Average Annual Return, Percent	[1]	13.88%	13.18%	[4]
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class F-2
Average Annual Return, Percent	[1]	13.85%	13.17%	[5]
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class F-3
Average Annual Return, Percent	[1]	14.12%	13.45%	[6]
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	9.72%	11.01%	[7]
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	12.70%	13.08%	[8]
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E
Average Annual Return, Percent	[1]	13.70%	13.09%	[9]
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2
Average Annual Return, Percent	[1]	13.68%	13.07%	[10]
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3
Average Annual Return, Percent	[1]	13.97%	13.37%	[11]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-1
Average Annual Return, Percent	[1]	14.10%	13.45%	[12]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-2
Average Annual Return, Percent	[1]	14.13%	13.42%	[13]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E
Average Annual Return, Percent	[1]	14.13%	13.44%	[14]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-3
Average Annual Return, Percent	[1]	14.12%	13.45%	[15]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-4
Average Annual Return, Percent	[1]	14.11%	13.45%	[16]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E
Average Annual Return, Percent	[1]	14.12%	13.45%	[17]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-5
Average Annual Return, Percent	[1]	14.11%	13.45%	[18]
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class R-6
Average Annual Return, Percent	[1]	14.14%	13.47%	[19]
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	13.86%	13.17%	[2],[20]
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	13.85%	13.17%	[3]
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	13.70%	13.08%	[7]
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	13.70%	13.08%	[8]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[20]	20.10%	17.68%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19]
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	[20]	25.54%	17.46%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19]
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent	[20]	17.94%	14.63%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on September 27, 2024.
[3]	Class C shares were first offered on September 27, 2024.
[4]	Class F-1 shares were first offered on September 27, 2024.
[5]	Class F-2 shares were first offered on September 27, 2024.
[6]	Class F-3 shares were first offered on September 27, 2024.
[7]	Class 529-A shares were first offered on September 27, 2024.
[8]	Class 529-C shares were first offered on September 27, 2024.
[9]	Class 529-E shares were first offered on September 27, 2024.
[10]	Class 529-F-2 shares were first offered on September 27, 2024.
[11]	Class 529-F-3 shares were first offered on September 27, 2024.
[12]	Class R-1 shares were first offered on September 27, 2024.
[13]	Class R-2 shares were first offered on September 27, 2024.
[14]	Class R-2E shares were first offered on September 27, 2024.
[15]	Class R-3 shares were first offered on September 27, 2024.
[16]	Class R-4 shares were first offered on September 27, 2024.
[17]	Class R-5E shares were first offered on September 27, 2024.
[18]	Class R-5 shares were first offered on September 27, 2024.
[19]	Class R-6 shares were first offered on September 27, 2024.
[20]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.